TRADE RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure Trade Receivables and Other Current Assets [Abstract]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS
TRADE RECEIVABLES AND OTHER CURRENT ASSETS
Brookfield Renewable’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2019	2018
Trade receivables	$406	$339
Prepaids and others	119	114
Other short-term receivables	142	109
Current portion of contract asset	51	45
	$718	$607

As at December 31, 2019, 66% (2018: 74%) of trade receivables were current. The decrease in current receivables is due to timing of settlement. Brookfield Renewable does not expect issues with collectability of these amounts. Accordingly, as at December 31, 2019 and 2018 an allowance for doubtful accounts for trade receivables was not deemed necessary. Trade receivables are generally on 30-day terms and credit limits are assigned and monitored for all counterparties. In determining the recoverability of trade receivables, management performs a risk analysis considering the type and age of the outstanding receivables and the credit worthiness of the counterparties. Management also reviews trade receivable balances on an ongoing basis.